CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Sep. 30, 2024
CURRENT ASSETS
Cash	$ 154,353	$ 121,809
Deposit	1,130	0
Prepayment	514	0
Accounts Receivable	1,002	18
Inventory	13,410	152
TOTAL CURRENT ASSETS	170,409	121,979
TOTAL ASSETS	170,409	121,979
CURRENT LIABILITIES
Accounts payable	2,395	1,090
Due to related parties	279,369	281,005
Accrued liabilities and other payables	212,556	205,619
TOTAL CURRENT LIABILITIES	494,320	487,714
TOTAL LIABILITIES	494,320	487,714
Commitments and Contingencies	0	0
STOCKHOLDERS' DEFICIT
Ordinary shares: $ 0.0001 par value; Authorized: 250,000,000 shares; Issued and outstanding: 111,785,005 shares as of September 30, 2024; 114,785,005 as of September 30, 2025	11,479	11,179
Additional paid-in capital	31,594,254	31,294,554
Accumulated other comprehensive income	0	0
Accumulated deficit	(31,929,644)	(31,671,468)
Total stockholders' deficit	(323,911)	(365,735)
TOTAL LIABILITES AND STOCKHOLDERS' DEFICIT	$ 170,409	$ 121,979